Plant and Equipment (Tables)	9 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of plant and equipment [Table Text Block]
Cost	Equipment	Land	Building and Leaseholds	Total
Balance, March 31, 2023	$229,187	$663	$26,528	$256,378
Disposals	(5,584)	-	-	(5,584)
Additions	69,360	-	375	69,735
Acquisition	446	86	1,587	2,119
Foreign exchange on translation	(416)	-	(40)	(456)
Balance, March 31, 2024	$292,993	$749	$28,450	$322,192
Disposals	(47,271)	-	-	(47,271)
Additions	59,763	232	4,697	64,692
Foreign exchange on translation	(7,234)	-	(1,574)	(8,808)
Balance, December 31, 2024	$298,251	$981	$31,573	$330,805

Accumulated depreciation	Equipment	Land	Building and Leaseholds	Total
Balance, March 31, 2023	$166,236	$-	$2,914	$169,150
Disposals	(4,784)	-	-	(4,784)
Depreciation	61,302	-	2,230	63,532
Foreign exchange on translation	(970)	-	(92)	(1,062)
Balance, March 31, 2024	$221,784	$-	$5,052	$226,836
Disposals	(47,057)	-	-	(47,057)
Depreciation	44,763	-	1,760	46,523
Foreign exchange on translation	(4,191)	-	(371)	(4,562)
Balance, December 31, 2024	$215,299	$-	$6,441	$221,740

Carrying amount
Balance, March 31, 2024	$71,209	$749	$23,398	$95,356
Balance, December 31, 2024	$82,952	$981	$25,132	$109,065